Investment in a Joint Venture (Tables)	6 Months Ended
Jun. 30, 2026
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investment in a Joint Venture
	As of December 31, 2025		As of June 30, 2026
	HKD	Equity interest	HKD	USD	Equity interest
Lineowa Fashion and Life Style L.L.C	318,134	50.0%	318,134	40,568	50.0%
Weighted average cost of capital	14.17%

Schedule of Financial Information Joint Venture

The following table illustrates the summarized financial information of the Company’s joint venture for the six months ended June 30, 2026 (and not the Company’s share of those amounts), adjusted for difference in accounting policies between the Company and the joint venture, if any.

As of June 30, 2026
HKD
Current assets	4,693,020
Non-current assets	3,725,740
Current liabilities	(5,118,880)
Non-current liabilities	(1,947,400)
Net assets of the joint venture	1,352,480

Revenue	2,931,800
Loss for the period	(501,796)